Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
May 31, 2023
IBF-NPRT3-0723
1.804838.119
Nonconvertible Bonds - 38.7%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	4,281	3,707
4.3% 2/15/30	6,552	6,270
NTT Finance Corp.:
1.162% 4/3/26 (b)	4,930	4,451
1.591% 4/3/28 (b)	6,814	5,911
Verizon Communications, Inc.:
2.1% 3/22/28	5,134	4,531
2.355% 3/15/32	1,666	1,344
		26,214
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	3,276	3,064
4.908% 7/23/25	3,158	3,105
Discovery Communications LLC 3.625% 5/15/30	1,082	939
Magallanes, Inc.:
3.755% 3/15/27	3,181	2,981
4.054% 3/15/29	535	489
		10,578
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	1,663	1,548
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	2,296	1,991
2.625% 4/15/26	5,569	5,188
3.5% 4/15/25	2,752	2,669
		11,396
TOTAL COMMUNICATION SERVICES		48,188
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.6%
Daimler Finance North America LLC 4.8% 3/30/28 (b)	7,900	7,882
General Motors Co. 6.125% 10/1/25	3,276	3,326
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,318	1,274
1.25% 1/8/26	3,715	3,336
2.35% 2/26/27	2,686	2,402
4.15% 6/19/23	3,946	3,945
4.35% 4/9/25	3,931	3,842
5.4% 4/6/26	9,200	9,159
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	8,052	7,282
4.35% 6/8/27 (b)	2,839	2,762
		45,210
Household Durables - 0.2%
Toll Brothers Finance Corp.:
4.875% 11/15/25	2,883	2,806
4.875% 3/15/27	1,404	1,377
		4,183
Specialty Retail - 0.9%
Advance Auto Parts, Inc. 5.95% 3/9/28	6,116	6,219
AutoZone, Inc.:
3.625% 4/15/25	354	344
4% 4/15/30	3,276	3,055
Lowe's Companies, Inc.:
1.7% 9/15/28	3,276	2,809
4.5% 4/15/30	4,586	4,482
O'Reilly Automotive, Inc.:
3.9% 6/1/29	3,276	3,109
4.2% 4/1/30	367	349
Ross Stores, Inc. 0.875% 4/15/26	5,302	4,713
The Home Depot, Inc. 2.5% 4/15/27	234	219
		25,299
TOTAL CONSUMER DISCRETIONARY		74,692
CONSUMER STAPLES - 2.6%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	1,111	1,043
Molson Coors Beverage Co. 3% 7/15/26	2,948	2,776
		3,819
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc. 0.95% 2/10/26 (b)	1,515	1,364
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	1,785	1,538
Dollar Tree, Inc. 4% 5/15/25	7,993	7,812
		10,714
Food Products - 0.5%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	3,770	3,294
3% 2/2/29 (b)	3,276	2,763
5.125% 2/1/28 (b)	7,862	7,576
JDE Peet's BV 1.375% 1/15/27 (b)	1,001	869
		14,502
Personal Care Products - 0.5%
Kenvue, Inc.:
5% 3/22/30 (b)	7,700	7,852
5.05% 3/22/28 (b)	4,751	4,853
		12,705
Tobacco - 1.1%
Altria Group, Inc.:
2.35% 5/6/25	658	624
4.8% 2/14/29	1,001	979
BAT Capital Corp.:
3.222% 8/15/24	1,965	1,907
4.7% 4/2/27	4,143	4,042
BAT International Finance PLC 1.668% 3/25/26	8,124	7,321
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,438	5,249
Philip Morris International, Inc. 5.125% 11/17/27	10,400	10,507
		30,629
TOTAL CONSUMER STAPLES		72,369
ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	1,245	1,130
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd. 3.9% 2/1/25	2,228	2,167
Cenovus Energy, Inc. 4.25% 4/15/27	7,207	6,949
DCP Midstream Operating LP 5.375% 7/15/25	3,931	3,888
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29	3,603	3,199
Energy Transfer LP:
2.9% 5/15/25	3,931	3,735
4.2% 9/15/23	1,088	1,082
4.5% 4/15/24	5,330	5,277
4.95% 6/15/28	3,276	3,201
5.875% 1/15/24	3,953	3,954
EQT Corp.:
3.9% 10/1/27	1,965	1,826
5.7% 4/1/28	352	350
Equinor ASA 1.75% 1/22/26	723	672
Hess Corp. 4.3% 4/1/27	12,776	12,375
Hess Midstream Partners LP 5.625% 2/15/26 (b)	5,241	5,143
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,980	1,969
MPLX LP:
1.75% 3/1/26	3,210	2,927
4% 2/15/25	328	320
4% 3/15/28	3,276	3,111
Occidental Petroleum Corp. 2.9% 8/15/24	4,024	3,872
Petroleos Mexicanos 6.7% 2/16/32	3,107	2,317
Plains All American Pipeline LP/PAA Finance Corp. 3.85% 10/15/23	1,736	1,720
Southeast Supply Header LLC 4.25% 6/15/24 (b)	2,009	1,903
The Williams Companies, Inc.:
4.3% 3/4/24	1,631	1,613
4.55% 6/24/24	1,669	1,649
5.4% 3/2/26	1,301	1,312
		76,531
TOTAL ENERGY		77,661
FINANCIALS - 20.1%
Banks - 10.8%
Bank of America Corp.:
1.197% 10/24/26 (c)	11,465	10,334
1.319% 6/19/26 (c)	3,734	3,425
2.496% 2/13/31 (c)	3,276	2,745
3.384% 4/2/26 (c)	5,798	5,579
3.97% 3/5/29 (c)	3,276	3,090
3.974% 2/7/30 (c)	4,455	4,133
4.25% 10/22/26	3,873	3,747
4.271% 7/23/29 (c)	2,293	2,180
4.45% 3/3/26	2,283	2,232
4.948% 7/22/28 (c)	5,700	5,638
Bank of Nova Scotia 4.5% 12/16/25	4,193	4,084
Barclays PLC:
1.007% 12/10/24 (c)	2,582	2,502
2.279% 11/24/27 (c)	8,576	7,620
2.852% 5/7/26 (c)	6,455	6,066
3.932% 5/7/25 (c)	5,916	5,789
5.304% 8/9/26 (c)	2,635	2,597
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	3,654	3,260
2.219% 6/9/26 (b)(c)	2,279	2,115
Capital One NA 2.28% 1/28/26 (c)	3,728	3,483
Citigroup, Inc.:
1.462% 6/9/27 (c)	6,100	5,437
3.07% 2/24/28 (c)	5,900	5,466
3.106% 4/8/26 (c)	3,669	3,517
4.6% 3/9/26	2,180	2,127
Danske Bank A/S 3.875% 9/12/23 (b)	1,965	1,951
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	2,813	2,495
1.605% 3/30/28 (b)(c)	6,094	5,300
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	495	489
HSBC Holdings PLC:
0.976% 5/24/25 (c)	1,638	1,556
1.645% 4/18/26 (c)	8,191	7,560
2.251% 11/22/27 (c)	9,709	8,635
2.999% 3/10/26 (c)	5,241	4,977
4.292% 9/12/26 (c)	3,276	3,167
5.21% 8/11/28 (c)	4,111	4,052
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,284	3,051
ING Groep NV 1.726% 4/1/27 (c)	2,376	2,130
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	3,236	3,080
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)	3,826	3,445
1.47% 9/22/27 (c)	6,480	5,743
2.069% 6/1/29 (c)	4,914	4,252
2.083% 4/22/26 (c)	4,652	4,374
2.522% 4/22/31 (c)	3,276	2,782
2.947% 2/24/28 (c)	11,853	10,970
2.956% 5/13/31 (c)	4,616	3,943
3.797% 7/23/24 (c)	3,171	3,162
3.875% 9/10/24	3,386	3,320
4.125% 12/15/26	3,322	3,253
4.25% 10/1/27	2,621	2,557
Mitsubishi UFJ Financial Group, Inc.:
1.64% 10/13/27 (c)	7,999	7,053
2.193% 2/25/25	4,678	4,416
4.05% 9/11/28	3,276	3,145
5.017% 7/20/28 (c)	8,910	8,806
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	6,552	5,780
4.254% 9/11/29 (c)	1,965	1,859
NatWest Group PLC:
1.642% 6/14/27 (c)	2,293	2,030
3.073% 5/22/28 (c)	2,293	2,084
4.519% 6/25/24 (c)	4,506	4,498
5.847% 3/2/27 (c)	5,364	5,379
Rabobank Nederland 1.98% 12/15/27 (b)(c)	2,686	2,367
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	5,891	5,148
Societe Generale:
1.792% 6/9/27 (b)(c)	4,104	3,584
4.25% 4/14/25 (b)	1,994	1,909
4.677% 6/15/27 (b)	5,569	5,407
4.75% 11/24/25 (b)	4,777	4,537
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	5,765	5,095
The Toronto-Dominion Bank 2.8% 3/10/27	4,990	4,590
Truist Financial Corp. 4.26% 7/28/26 (c)	5,759	5,536
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,575	5,264
3.526% 3/24/28 (c)	3,510	3,290
4.3% 7/22/27	6,407	6,174
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	4,259	4,034
4.11% 7/24/34 (c)	1,178	1,042
		296,437
Capital Markets - 3.7%
Ares Capital Corp. 3.25% 7/15/25	9,000	8,324
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	5,890	5,086
2.593% 9/11/25 (b)(c)	3,276	3,083
4.207% 6/12/24 (b)(c)	8,845	8,729
4.55% 4/17/26	3,276	3,079
6.373% 7/15/26 (b)(c)	4,455	4,385
Deutsche Bank AG 4.5% 4/1/25	4,541	4,239
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (c)	3,868	3,644
2.129% 11/24/26 (c)	6,434	5,707
2.222% 9/18/24 (c)	4,403	4,318
2.311% 11/16/27 (c)	4,775	4,108
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (c)	6,100	5,452
1.542% 9/10/27 (c)	6,200	5,469
4.482% 8/23/28 (c)	3,462	3,363
Moody's Corp.:
3.25% 1/15/28	4,586	4,316
3.75% 3/24/25	2,605	2,533
Morgan Stanley:
0.79% 5/30/25 (c)	1,638	1,552
1.512% 7/20/27 (c)	6,100	5,432
2.188% 4/28/26 (c)	3,603	3,402
2.475% 1/21/28 (c)	6,000	5,447
3.875% 1/27/26	3,014	2,934
S&P Global, Inc. 2.45% 3/1/27	4,586	4,257
State Street Corp. 2.901% 3/30/26 (c)	199	190
UBS Group AG 1.008% 7/30/24 (b)(c)	2,724	2,698
		101,747
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	3,495	3,130
2.45% 10/29/26	1,390	1,239
3% 10/29/28	1,456	1,262
5.75% 6/6/28	8,200	8,131
6.5% 7/15/25	1,093	1,101
Ally Financial, Inc.:
1.45% 10/2/23	640	630
2.2% 11/2/28	4,939	3,939
3.05% 6/5/23	2,817	2,815
4.625% 3/30/25	1,965	1,891
4.75% 6/9/27	7,141	6,666
5.125% 9/30/24	6,421	6,271
5.75% 11/20/25	1,336	1,297
Capital One Financial Corp.:
1.878% 11/2/27 (c)	11,269	9,729
2.359% 7/29/32 (c)	6,552	4,666
2.636% 3/3/26 (c)	3,276	3,068
3.2% 2/5/25	2,293	2,185
4.985% 7/24/26 (c)	2,495	2,441
Discover Financial Services 4.5% 1/30/26	1,591	1,542
Ford Motor Credit Co. LLC:
2.3% 2/10/25	2,621	2,446
3.375% 11/13/25	8,189	7,553
Synchrony Financial:
4.25% 8/15/24	3,276	3,110
4.375% 3/19/24	4,395	4,257
		79,369
Financial Services - 1.5%
Athene Global Funding:
0.95% 1/8/24 (b)	4,427	4,269
1.73% 10/2/26 (b)	4,452	3,833
2.646% 10/4/31 (b)	6,486	4,926
Blackstone Private Credit Fund 4.7% 3/24/25	10,119	9,765
Brixmor Operating Partnership LP:
3.85% 2/1/25	1,919	1,844
4.125% 6/15/26	882	831
Corebridge Financial, Inc.:
3.65% 4/5/27	1,815	1,698
3.85% 4/5/29	1,139	1,027
3.9% 4/5/32	1,356	1,176
Equitable Holdings, Inc. 4.35% 4/20/28	7,076	6,714
Jackson Financial, Inc.:
5.17% 6/8/27	1,257	1,202
5.67% 6/8/32	4,927	4,698
		41,983
Insurance - 1.2%
AFLAC, Inc. 3.6% 4/1/30	735	679
AIA Group Ltd.:
3.375% 4/7/30 (b)	2,279	2,095
3.9% 4/6/28 (b)	5,569	5,385
American International Group, Inc. 2.5% 6/30/25	2,446	2,318
Aon PLC 3.875% 12/15/25	4,072	3,946
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)	3,276	2,881
1.4% 8/27/27 (b)	3,276	2,779
1.7% 11/12/26 (b)	4,175	3,673
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,963	2,529
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	1,585	1,564
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	2,819	2,564
Willis Group North America, Inc. 4.5% 9/15/28	3,603	3,434
		33,847
TOTAL FINANCIALS		553,383
HEALTH CARE - 1.6%
Biotechnology - 0.1%
Amgen, Inc.:
5.15% 3/2/28	1,419	1,431
5.25% 3/2/30	1,295	1,305
		2,736
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (b)	2,685	2,494
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	2,742	2,356
4.25% 12/15/27	3,276	3,079
Cigna Group 3.4% 3/1/27	2,948	2,803
HCA Holdings, Inc.:
3.125% 3/15/27 (b)	8,583	7,942
3.5% 9/1/30	1,638	1,448
5.625% 9/1/28	3,276	3,301
5.875% 2/1/29	1,806	1,835
Humana, Inc.:
1.35% 2/3/27	3,931	3,450
3.7% 3/23/29	1,041	965
Sabra Health Care LP:
3.2% 12/1/31	2,600	1,922
3.9% 10/15/29	885	729
		29,830
Pharmaceuticals - 0.3%
Elanco Animal Health, Inc. 6.022% 8/28/23	420	417
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	7,000	6,614
Mylan NV 4.55% 4/15/28	1,002	947
Viatris, Inc.:
1.65% 6/22/25	290	267
2.7% 6/22/30	1,005	808
		9,053
TOTAL HEALTH CARE		44,113
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,416	1,385
BAE Systems PLC 3.4% 4/15/30 (b)	1,006	913
The Boeing Co.:
2.7% 2/1/27	3,276	3,008
5.04% 5/1/27	6,027	5,983
5.15% 5/1/30	2,752	2,729
		14,018
Building Products - 0.0%
Carrier Global Corp. 2.493% 2/15/27	983	901
Machinery - 0.3%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	4,559	4,100
Otis Worldwide Corp. 2.056% 4/5/25	3,400	3,211
		7,311
Passenger Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,708	2,322
Delta Air Lines, Inc. 2.9% 10/28/24	3,603	3,476
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,810	1,633
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	2,041	1,928
		9,359
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	1,801	1,737
0.8% 8/18/24	2,701	2,536
2.2% 1/15/27	2,524	2,228
4.25% 2/1/24	1,937	1,914
		8,415
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	4,665	4,351
3.25% 2/15/27 (b)	1,829	1,605
3.95% 7/1/24 (b)	1,996	1,931
4.375% 5/1/26 (b)	670	619
5.5% 1/15/26 (b)	1,203	1,158
6.375% 5/4/28 (b)	2,511	2,453
		12,117
TOTAL INDUSTRIALS		52,121
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 5.25% 2/1/28	2,009	2,017
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (b)	3,276	2,848
Micron Technology, Inc. 4.185% 2/15/27	5,602	5,397
		8,245
Software - 0.5%
Oracle Corp. 1.65% 3/25/26	2,045	1,868
Roper Technologies, Inc.:
1.4% 9/15/27	3,276	2,840
2% 6/30/30	3,754	3,079
VMware, Inc.:
1% 8/15/24	4,004	3,781
1.4% 8/15/26	1,758	1,557
		13,125
TOTAL INFORMATION TECHNOLOGY		23,387
MATERIALS - 0.3%
Chemicals - 0.3%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)	655	584
1.832% 10/15/27 (b)	3,276	2,769
LYB International Finance III LLC 1.25% 10/1/25	3,156	2,871
The Mosaic Co. 4.25% 11/15/23	3,338	3,315
		9,539
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent LP 3.625% 4/15/32	1,247	1,078
Boston Properties, Inc. 3.2% 1/15/25	1,965	1,860
Corporate Office Properties LP 2% 1/15/29	2,376	1,821
Federal Realty Investment Trust 3.95% 1/15/24	4,586	4,536
Hudson Pacific Properties LP 4.65% 4/1/29	4,167	2,970
Kite Realty Group Trust 4% 3/15/25	1,572	1,488
LXP Industrial Trust (REIT) 4.4% 6/15/24	780	762
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	412	409
4.5% 1/15/25	728	699
4.5% 4/1/27	8,385	7,797
4.95% 4/1/24	723	712
5.25% 1/15/26	5,346	5,196
Piedmont Operating Partnership LP 2.75% 4/1/32	493	337
SITE Centers Corp.:
3.625% 2/1/25	890	838
4.25% 2/1/26	1,471	1,390
Spirit Realty LP 2.1% 3/15/28	3,099	2,605
Sun Communities Operating LP 2.3% 11/1/28	561	475
Ventas Realty LP:
2.65% 1/15/25	2,611	2,461
3% 1/15/30	1,365	1,175
3.5% 4/15/24	1,559	1,524
4% 3/1/28	765	714
VICI Properties LP 5.125% 5/15/32	577	539
Vornado Realty LP 2.15% 6/1/26	613	503
Welltower OP LLC 3.625% 3/15/24	1,673	1,640
WP Carey, Inc.:
3.85% 7/15/29	415	376
4.6% 4/1/24	3,389	3,329
		47,234
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	247	231
TOTAL REAL ESTATE		47,465
UTILITIES - 2.3%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,931	3,723
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	6,190	5,779
Exelon Corp.:
2.75% 3/15/27	510	471
3.35% 3/15/32	5,206	4,539
FirstEnergy Corp.:
1.6% 1/15/26	379	346
2.05% 3/1/25	2,124	1,992
Georgia Power Co. 4.65% 5/16/28	3,684	3,644
IPALCO Enterprises, Inc. 3.7% 9/1/24	803	777
Pacific Gas & Electric Co. 3.25% 2/16/24	1,002	982
Southern Co. 5.113% 8/1/27 (e)	3,276	3,269
Virginia Electric & Power Co. 2.4% 3/30/32	3,276	2,695
Vistra Operations Co. LLC 5% 7/31/27 (b)	6,060	5,695
		33,912
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
1.375% 1/15/26	7,207	6,427
3.3% 7/15/25 (b)	3,979	3,771
3.95% 7/15/30 (b)	4,292	3,834
		14,032
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	3,931	3,716
3.7% 7/15/30	306	288
NiSource, Inc.:
0.95% 8/15/25	1,575	1,437
2.95% 9/1/29	3,931	3,463
5.25% 3/30/28	1,133	1,141
Puget Energy, Inc.:
3.65% 5/15/25	1,965	1,893
4.224% 3/15/32	3,276	2,981
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	2,216	1,806
		16,725
TOTAL UTILITIES		64,669
TOTAL NONCONVERTIBLE BONDS (Cost $1,146,598)		1,067,587

U.S. Treasury Obligations - 45.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.625% 7/31/26	7,637	6,875
1.125% 8/31/28 (f)	3,003	2,625
1.25% 9/30/28	17,505	15,371
1.375% 10/31/28	9,435	8,327
1.5% 1/31/27	26,945	24,711
1.625% 9/30/26	52,120	48,317
1.875% 2/28/27	28,931	26,868
2.25% 8/15/27	9,273	8,694
2.375% 3/31/29	57,612	53,419
2.625% 7/31/29	79,145	74,263
2.75% 8/15/32	200,486	186,427
3.125% 11/15/28	131,913	127,605
3.125% 8/31/29	83,837	80,916
3.25% 6/30/29	50,454	49,047
3.5% 1/31/30	11,867	11,705
3.5% 2/15/33	62,078	61,341
3.625% 5/15/26	5,500	5,436
3.625% 3/31/28	13,553	13,449
3.625% 3/31/30	66,648	66,304
3.75% 4/15/26	10,973	10,877
3.75% 5/31/30	31,000	31,097
3.875% 1/15/26	59,500	59,084
3.875% 12/31/29	53,282	53,696
4% 12/15/25	37,437	37,286
4% 2/15/26	80,161	79,898
4% 10/31/29	49,898	50,596
4.125% 9/30/27	32,339	32,656
4.625% 3/15/26	15,967	16,194
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,294,538)		1,243,084

U.S. Government Agency - Mortgage Securities - 0.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.6%
2.5% 10/1/31 to 1/1/33	2,621	2,439
3% 11/1/32 to 12/1/32	9,075	8,643
3.5% 9/1/34 to 10/1/34	3,186	3,074
4.5% 3/1/39 to 8/1/39	766	755
5.5% 11/1/34 to 6/1/36	696	711
6.5% 7/1/32 to 8/1/36	425	443
7% 8/1/25 to 2/1/32	1	1
7.5% 8/1/23 to 8/1/29	10	10
TOTAL FANNIE MAE		16,076
Freddie Mac - 0.0%
5.5% 3/1/34 to 7/1/35	1,190	1,216
7.5% 7/1/27 to 9/1/31	2	2
TOTAL FREDDIE MAC		1,218
Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	392	407
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,878)		17,701

Asset-Backed Securities - 7.1%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	588	423
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,398	1,103
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,811	1,631
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,435	2,939
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 6.3327% 7/22/32 (b)(c)(d)	7,490	7,366
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	5,700	5,621
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	453	380
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 6.3227% 4/22/31 (b)(c)(d)	5,438	5,356
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 6.263% 2/25/35 (c)(d)	261	257
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,455	2,154
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (b)	1,754	1,559
Series 2021-1R Class A, 2.741% 8/15/41 (b)	2,917	2,632
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	5,624	5,160
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 6.3603% 7/15/33 (b)(c)(d)	6,373	6,267
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 6.2616% 7/27/30 (b)(c)(d)	9,254	9,148
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,234	1,181
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	11,139	10,787
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	7,679	6,745
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	4,888	4,667
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	5,454	5,370
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,345	4,322
Gm Financial Revolving Receiva Series 2023-1 Class A, 5.12% 4/11/35 (b)	7,532	7,573
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,813	1,795
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	717	613
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 6.2616% 7/27/31 (b)(c)(d)	4,607	4,556
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, 3 month U.S. LIBOR + 1.200% 6.4991% 7/29/30 (b)(c)(d)	3,469	3,436
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 6.2727% 1/22/31 (b)(c)(d)	7,929	7,819
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	248	240
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	887	875
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 10.388% 8/25/34 (c)(d)(g)	101	142
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/32 (b)(c)(d)	6,158	6,032
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 6.1791% 5/20/29 (b)(c)(d)	3,379	3,345
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.383% 1/25/36 (c)(d)	115	113
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,266	2,985
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,854	4,796
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	2,894	2,436
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,874	1,779
1.631% 5/15/51 (b)	9,827	8,570
1.884% 7/15/50 (b)	703	635
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	4,706	4,612
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 6.2803% 1/15/34 (b)(c)(d)	6,583	6,486
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 6.2904% 11/18/30 (b)(c)(d)	5,078	5,032
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 6.1903% 7/15/30 (b)(c)(d)	6,838	6,752
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (c)(d)	75	72
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)	1,098	988
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,685	1,407
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.7789% 4/6/42 (b)(c)(d)(g)	1,143	835
Upstart Securitization Trust:
Series 2021-3 Class A, 0.83% 7/20/31 (b)	595	587
Series 2021-4 Class A, 0.84% 9/20/31 (b)	1,302	1,274
Series 2021-5 Class A, 1.31% 11/20/31 (b)	2,048	1,997
3.12% 3/20/32 (b)	3,821	3,736
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	540	515
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,823	2,674
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,019	3,705
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	6,025	5,715
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 6.2103% 4/17/30 (b)(c)(d)	5,282	5,214
TOTAL ASSET-BACKED SECURITIES (Cost $202,583)		194,409

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.2%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,625	1,524
Series 2021-C Class A, 2.115% 1/25/61 (b)	1,358	1,278
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,026	3,424
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	2,076	1,854
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	1,810	1,614
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	7,986	6,633
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,110	1,045
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	614	591
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,056	996
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,454	1,361
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	5,125	5,010
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	6,470	6,021
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	516	439
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	4,457	4,201
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,153	1,887
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	4,615	4,294
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	807	734
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	707	652
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,508	1,371
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	108	97
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	1,235	1,193
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	3,917	3,536
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,618	4,331
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	628	538
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	863	748
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,088	2,906
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,559	1,490
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	908	873
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		60,642
U.S. Government Agency - 0.0%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	987	949
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	193	191
TOTAL U.S. GOVERNMENT AGENCY		1,140
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,684)		61,782

Commercial Mortgage Securities - 5.2%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	1,605	1,559
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,164	1,062
BANK:
sequential payer Series 2018-BN15 Class ASB, 4.285% 11/15/61	2,621	2,543
Series 2021-BN33 Class XA, 1.056% 5/15/64 (c)(h)	12,415	702
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	3,603	3,349
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 5.906% 6/15/38 (b)(c)(d)	7,993	7,155
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	1,968	1,956
Series 2019-B12 Class XA, 1.0253% 8/15/52 (c)(h)	16,037	624
Series 2019-B14 Class XA, 0.7749% 12/15/62 (c)(h)	16,186	492
Series 2020-B17 Class XA, 1.4154% 3/15/53 (c)(h)	32,078	1,833
Series 2020-B19 Class XA, 1.7685% 9/15/53 (c)(h)	21,188	1,569
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (b)(c)(d)	504	501
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(c)(d)	3,158	2,996
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	2,970	2,868
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.7593% 5/15/38 (b)(c)(d)	2,359	2,286
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (b)(c)(d)	1,411	1,393
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.958% 11/15/38 (b)(c)(d)	2,945	2,854
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(c)(d)	2,757	2,658
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	1,627	1,626
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	3,447	3,423
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 1/15/34 (b)(c)(d)	943	920
Series 2021-SOAR Class A, 1 month U.S. LIBOR + 0.670% 5.778% 6/15/38 (b)(c)(d)	2,586	2,505
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,367	1,302
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,133	3,733
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,971	2,596
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(d)	870	857
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(d)	2,767	2,732
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	1,912	1,866
Series 2016-GC37 Class AAB, 3.098% 4/10/49	371	355
COMM Mortgage Trust Series 2013-CR13 Class AM, 4.449% 11/10/46	5,021	4,935
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	955	858
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,224	1,177
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	2,033	1,948
Series 2020-C19 Class ASB, 2.5501% 3/15/53	12,447	11,138
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	4,100	3,953
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(d)	1,270	1,243
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(d)	1,714	1,607
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	420	404
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	3,071	2,973
Series 2013-GC13 Class A/S, 4.007% 7/10/46 (b)(c)	8,756	8,401
Series 2013-GC16 Class A/S, 4.649% 11/10/46	8,768	8,659
Series 2015-GC30 Class A/S, 3.777% 5/10/50	539	507
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	1,623	1,567
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 6.357% 9/15/29 (b)(c)(d)	1,415	1,278
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,687	2,650
Series 2013-LC11 Class A/S, 3.216% 4/15/46	365	339
Series 2018-AON Class D, 4.6132% 7/5/31 (b)(c)(g)	3,508	2,270
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,058	1,849
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	2,260	2,202
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.807% 7/15/38 (b)(c)(d)	1,380	1,336
Morgan Stanley BAML Trust:
sequential payer Series 2013-C11 Class A4, 4.151% 8/15/46 (c)	1,081	1,076
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,006	993
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,542	2,358
Series 2021-L6 Class XA, 1.2243% 6/15/54 (c)(h)	4,395	267
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.591% 10/15/36 (b)(c)(d)	4,314	4,152
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	2,759	2,665
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C8 Class ASB, 3.903% 2/15/51	2,674	2,563
Series 2017-C7 Class XA, 1.003% 12/15/50 (c)(h)	52,210	1,775
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,920	1,521
Series 2020-LAB Class X, 0.4294% 10/10/42 (b)(c)(h)	60,125	1,549
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	292	280
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,547	1,489
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,004)		142,297

Municipal Securities - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24 (Cost $995)	995	978

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
United Mexican States:
3.25% 4/16/30	2,368	2,110
3.5% 2/12/34	1,965	1,648
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,314)		3,758

Bank Notes - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $4,416)	4,416	4,130

Money Market Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (i) (Cost $9,535)	9,533,190	9,535

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,904,545)	2,745,261
NET OTHER ASSETS (LIABILITIES) - 0.4%	10,830
NET ASSETS - 100.0%	2,756,091

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	530	Sep 2023	109,089	(264)	(264)

The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $539,675,000 or 19.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $809,000.
(g)	Level 3 security
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	30,227	420,253	440,945	614	-	-	9,535	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	267,407	1,124,356	1,391,763	91	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	38	-	38	-	(7)	7	-	0.0%
Total	297,672	1,544,609	1,832,746	705	(7)	7	9,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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